Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.40%
Communication Services - 6 .15%
Alphabet, Inc., Class A 20,400 $ 3,383,340
Electronic Arts, Inc. 12,000 1,721,280
Meta Platforms, Inc.,
Class A 6,800 3,892,592
Spotify Technology SA* 7,000 2,579,710
11,576,922
Consumer Discretionary - 14 .26%
Amazon.com, Inc.* 19,200 3,577,536
Booking Holdings, Inc. 800 3,369,696
Carvana Co.* 15,000 2,611,650
Cava Group, Inc.* 22,000 2,724,700
Dick's Sporting Goods,
Inc. 5,000 1,043,500
eBay, Inc. 25,000 1,627,750
Expedia Group, Inc.* 7,800 1,154,556
General Motors Co. 76,000 3,407,840
PulteGroup, Inc. 14,700 2,109,891
Royal Caribbean Cruises,
Ltd. 6,300 1,117,368
Tapestry, Inc. 38,000 1,785,240
Toll Brothers, Inc. 15,000 2,317,350
26,847,077
Consumer Staples - 5 .12%
Bunge Global SA 24,600 2,377,344
Costco Wholesale Corp. 5,000 4,432,600
Kimberly-Clark Corp. 7,000 995,960
Pilgrim's Pride Corp.* 40,000 1,842,000
9,647,904
Energy - 4 .80%
Cheniere Energy, Inc. 9,600 1,726,464
Chesapeake Energy
Corp.+ 8,300 682,675
HF Sinclair Corp. 28,000 1,247,960
Marathon Petroleum Corp. 17,000 2,769,470
Occidental Petroleum
Corp. 19,300 994,722
Valero Energy Corp. 12,000 1,620,360
9,041,651
Financials - 11 .55%
American Express Co. 7,000 1,898,400
American International
Group, Inc. 12,000 878,760
Ameriprise Financial, Inc. 5,000 2,349,050
Apollo Global
Management, Inc. 7,800 974,298
Industry Company Shares Value
Financials (continued)
Citizens Financial Group,
Inc. 50,800 $ 2,086,356
East West Bancorp, Inc. 12,300 1,017,702
First Horizon Corp. 52,000 807,560
LPL Financial Holdings,
Inc. 8,700 2,023,881
PayPal Holdings, Inc.* 12,800 998,784
Prudential Financial, Inc. 15,800 1,913,380
Regions Financial Corp. 40,000 933,200
Synchrony Financial 43,300 2,159,804
Toast, Inc., Class A*+ 36,000 1,019,160
U.S. Bancorp 40,000 1,829,200
Webster Financial Corp. 18,300 852,963
21,742,498
Health Care - 13 .11%
Cencora, Inc. 15,700 3,533,756
DaVita, Inc.* 9,000 1,475,370
Eli Lilly & Co. 2,000 1,771,880
Hologic, Inc.* 29,100 2,370,486
Johnson & Johnson 21,500 3,484,290
Medpace Holdings, Inc.* 3,500 1,168,300
Merck & Co., Inc. 22,000 2,498,320
Molina Healthcare, Inc.* 7,700 2,653,112
Tenet Healthcare Corp.* 12,000 1,994,400
UnitedHealth Group, Inc. 1,800 1,052,424
Veeva Systems, Inc.,
Class A* 8,500 1,783,895
Viatris, Inc. 77,000 893,970
24,680,203
Industrials - 8 .37%
Automatic Data
Processing, Inc. 9,000 2,490,570
Builders FirstSource, Inc.* 18,000 3,489,480
Caterpillar, Inc. 4,500 1,760,040
EMCOR Group, Inc. 7,000 3,013,710
Howmet Aerospace, Inc. 10,000 1,002,500
United Airlines Holdings,
Inc.* 19,500 1,112,670
Vertiv Holdings Co.,
Class A 29,000 2,885,210
15,754,180
Information Technology - 28 .24%
Adobe, Inc.* 1,900 983,782
Amphenol Corp., Class A 13,400 873,144
Apple, Inc. 25,000 5,825,000
Applied Materials, Inc. 11,000 2,222,550
AppLovin Corp., Class A* 44,400 5,796,420

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Broadcom, Inc. 10,000 $ 1,725,000
Cadence Design Systems,
Inc.* 5,900 1,599,077
Check Point Software
Technologies, Ltd.* 13,000 2,506,530
Dolby Laboratories, Inc.,
Class A 20,000 1,530,600
Dropbox, Inc., Class A* 63,800 1,622,434
F5, Inc.* 9,500 2,091,900
Jabil, Inc. 5,800 695,014
Keysight Technologies,
Inc.* 4,500 715,185
KLA Corp. 2,700 2,090,907
Microsoft Corp. 16,300 7,013,890
NetApp, Inc. 21,100 2,606,061
Nutanix, Inc., Class A* 38,000 2,251,500
NVIDIA Corp. 71,000 8,622,240
Salesforce, Inc. 3,400 930,614
VeriSign, Inc.* 7,700 1,462,692
53,164,540
Materials - 2 .86%
CF Industries Holdings,
Inc. 25,700 2,205,060
Nucor Corp. 10,300 1,548,502
Steel Dynamics, Inc. 13,000 1,639,040
5,392,602
Real Estate - 1 .02%
Jones Lang LaSalle, Inc.* 7,100 1,915,651
Utilities - 3 .92%
NRG Energy, Inc. 23,000 2,095,300
Vistra Corp. 44,600 5,286,884
7,382,184
TOTAL COMMON STOCKS - 99.40% 187,145,412
(Cost $130,604,866)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.59%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 1,114,416
$ 1,114,416
TOTAL MONEY MARKET FUND - 0.59% 1,114,416
(Cost $1,114,416)
TOTAL INVESTMENTS
-
99.99%
$ 188,259,828
(Cost $131,719,282)
Other Assets in Excess of Liabilities - 0.01% 17,619
NET ASSETS - 100.00% $ 188,277,447
* Non-income producing security.
^ Rate disclosed as of September 30, 2024.
+ This security or a portion of the security is out on loan as of
September 30, 2024. Total loaned securities had a value of
$1,689,498 as of September 30, 2024.
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 187,145,412 $ – $ – $ 187,145,412
Money Market
Fund 1,114,416 – – 1,114,416
TOTAL
$188,259,828 $– $– $188,259,828
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.